Taxation	12 Months Ended
Dec. 31, 2017
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Taxation

10 Taxation

Accounting policy

Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement (either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it.

Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the date of the statement of financial position. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by a tax authority in possession of all relevant knowledge, it is more likely than not that an economic outflow will occur. Changes in facts and circumstances underlying these provisions are reassessed at the date of each statement of financial position, and the provisions are remeasured as required to reflect current information.

Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the statement of financial position. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred tax liabilities are not recognised on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

Accounting policy (continued)

Critical judgement and key source of estimation uncertainty

The Group is subject to tax in numerous jurisdictions, giving rise to complex tax issues that require management to exercise judgement in making tax determinations. As a multinational enterprise, our tax returns in the countries in which we operate are subject to tax authority audits as a matter of routine. While the Group is confident that tax returns are appropriately prepared and filed, amounts are provided in respect of uncertain tax positions that reflect the risk with respect to tax matters under active discussion with tax authorities, or which are otherwise considered to involve uncertainty.

Provisions against uncertain tax positions are measured using one of the following methods, depending on which of the methods management expects will better predict the amount it will pay over to the tax authority:

•  The Single Best Estimate – where there is a single outcome that is more likely than not to occur. This will happen, for example, where the tax outcome is binary (such as whether an entity can deduct an item of expenditure) or the range of possible outcomes is narrow or concentrated on a single value. The most likely outcome may be that no tax is expected to be payable, in which case the provision is nil; or

•  A Probability-Weighted Expected Value – where, on the balance of probabilities, something will be paid to the tax authority but the possible outcomes are widely dispersed with low individual probabilities (i.e. there is no single outcome more likely than not to occur). In this case, the provision is the sum of the probability-weighted amounts in the range.

In assessing provisions against uncertain tax positions, management uses in-house tax experts, professional firms and previous experience to inform the evaluation of risk. However, it remains possible that uncertainties will ultimately be resolved at amounts greater or smaller than the liabilities recorded.

In particular, although we report cross-border transactions undertaken between Group subsidiaries on an arm’s-length basis in tax returns in accordance with OECD guidelines, transfer pricing relies on the exercise of judgement and it is frequently possible for there to be a range of legitimate and reasonable views. This means that it is impossible to be certain that the returns basis will be sustained on examination. Discussions with tax authorities relating to cross-border transactions and other matters are ongoing in each of our major trading jurisdictions. Although the timing and amount of final resolution of these uncertain tax positions cannot be reliably predicted, no significant impact on the profitability of the Group is expected in the near term.

Estimation of income taxes also includes assessments of the recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The recoverability of these assets is reassessed at the end of each reporting period, and changes in recognition of deferred tax assets will affect the tax liability in the period of that reassessment.

	2017 £m	2016 £m	2015 £m
Current tax
United Kingdom	(104)	(80)	(65)
The Netherlands	(77)	(51)	(45)
Rest of world	(258)	(243)	(260)
Total current tax charge	(439)	(374)	(370)
Deferred tax	372	70	72
Tax expense	(67)	(304)	(298)

Cash tax paid in the year was £449m (2016: £402m; 2015: £343m), which is different to the tax expense for the year set out above.

There are a number of reasons why the cash tax payments in a particular year will be different from the tax expense in the accounts:

Deferred tax:

◾	Tax expense includes deferred tax, which is an accounting adjustment arising from temporary differences;

◾	Temporary differences occur when an item has to be included in the income statement in one year but is taxed in another year; and

◾	For the purposes of acquisition accounting only, the Group recognises deferred tax liabilities arising on intangible assets. Any unwind of these deferred tax liabilities from the amortisation of intangible assets does not result in cash tax payments.

Timing differences:

◾	Tax payments relating to a particular year’s profits are typically due partly in the year and partly in the following year.

Prior period adjustments:

◾	Current tax expense is the best estimate at the end of the period of cash tax expected to be paid; and

◾	To the extent the final liability is higher or lower than that estimate, any cash tax impact will occur in a later period.

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Items recorded in equity and other comprehensive income:

◾	Some of the benefits of tax deductions related to share based payments, pensions and hedging are credited to equity or other comprehensive income rather than to tax expense, and so the cash tax liability will be lower than the current tax expense in years when those deductions are available.

Set out below is a reconciliation of the difference between tax expense for the period and the theoretical expense calculated by multiplying accounting profit by the applicable tax rate.

We believe the most meaningful applicable rate is that obtained by multiplying the accounting profits and losses of all consolidated entities by the applicable domestic rate in each of those entities’ jurisdictions.

The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2017		2016		2015
	£m	%	£m	%	£m	%
Profit before tax	1,734		1,473		1,312
Tax at average applicable rates	(392)	22.6%	(330)	22.4%	(299)	22.8%
Tax effect of share of results of joint ventures	7	(0.4)%	7	(0.5)%	11	(0.8)%
Expenses not deductible for tax purposes	(14)	0.7%	(18)	1.3%	(16)	1.1%
US state taxes	(18)	1.0%	(13)	0.9%	(9)	0.7%
Non-deductible costs of share based remuneration	(1)	0.1%	(1)	0.1%	(3)	0.2%
Non-deductible disposal-related gains and losses	(36)	2.1%	(8)	0.5%	4	(0.3)%
Tax losses of the period not recognised	(10)	0.6%	(2)	0.1%	(2)	0.2%
Recognition and utilisation of tax losses that arose in prior years	16	(0.9)%	32	(2.1)%	–	0.0%
Other adjustments in respect of prior periods	35	(2.0)%	28	(1.9)%	16	(1.2)%
Deferred tax effect of changes in tax rates	346	(19.9)%	1	(0.1)%	–	0.0%
Tax expense	(67)	3.9%	(304)	20.7%	(298)	22.7%

The weighted average applicable tax rate for the year was 22.6% (2016: 22.4%, 2015: 22.8%), reflecting the applicable rates in the countries where the Group operates. The Group’s future tax charge will be sensitive to the geographic mix of profits and losses and the tax rates and laws in force in the jurisdictions in which we operate.

In the UK, a reduction in the corporate tax rate from 18% to 17% from April 2020 was enacted on 6 September 2016. In the US, the Tax Cuts and Jobs Act which includes a reduction in the federal corporate tax rate from 35% to 21% from January 2018 was enacted on 22 December 2017. Consequently, the Group has measured its US deferred tax assets and liabilities at the end of the reporting period at a combined (federal and state) tax rate of 26%. This has resulted in the recognition of an exceptional deferred tax credit of £346m in the income statement and a reduction in the reported tax rate to 3.9% (2016: 20.7%, 2015: 22.7%).

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2017	2016	2015
	£m	£m	£m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(59)	45	(34)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(30)	19	18

Net tax (debit)/credit recognised in other comprehensive income	(89)	64	(16)
Tax credit on share based remuneration recognised directly in equity	8	10	17

The measurement of the US deferred tax assets and liabilities has also resulted in a charge of £10m in other comprehensive income and a charge of £5m directly in equity.

	2017	2016
	£m	£m
Deferred tax assets	405	444
Deferred tax liabilities	(738)	(1,137)
Total	(333)	(693)

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities			Deferred tax assets
	Excess of tax allowances over amortisation £m	Acquired intangible assets £m	Other temporary differences £m	Excess of amortisation over tax allowances £m	Tax losses carried forward £m	Pensions liabilities £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2016	(339)	(702)	(291)	251	32	103	295	(651)
Credit/(charge) to profit	9	91	4	(28)	26	(1)	(31)	70
Credit to equity/other comprehensive income	–	–	4	–	–	33	17	54
Acquisitions	–	(38)	–	–	3	–	–	(35)
Exchange translation differences	(63)	(118)	(55)	40	9	10	46	(131)
Deferred tax (liability)/asset at 1 January 2017	(393)	(767)	(338)	263	70	145	327	(693)
Credit/(charge) to profit	97	298	2	(15)	22	–	(32)	372
(Charge)/credit to equity/other comprehensive income	–	–	7	–	–	(76)	(20)	(89)
Acquisitions	–	(2)	–	–	–	–	–	(2)
Exchange translation differences	29	45	27	9	(5)	(3)	(23)	79
Deferred tax (liability)/asset at 31 December 2017	(267)	(426)	(302)	257	87	66	252	(333)

Other deferred tax liabilities include temporary differences in respect of property, plant and equipment, capitalised development spend and financial instruments. Other deferred tax assets include temporary differences in respect of share based remuneration provisions and financial instruments.

As a result of exemptions on dividends from subsidiaries and capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and interests in joint arrangements.

Deferred tax assets in respect of tax losses and other deductible temporary differences have only been recognised to the extent that it is more likely than not that sufficient taxable profits will be available to allow the asset to be recovered. Accordingly, no deferred tax asset has been recognised in respect of unused trading losses of approximately £143m (2016: £111m) carried forward at year end. The deferred tax asset not recognised in respect of these losses is approximately £34m (2016: £30m). Of the unrecognised losses, £30m (2016: £31m) will expire if not utilised within ten years and £113m (2016: £80m) will expire after more than ten years.

Deferred tax assets of approximately £4m (2016: £7m) have not been recognised in respect of tax losses and other temporary differences carried forward of £23m (2016: £42m), which can only be used to offset future capital gains.

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Notes to the consolidated financial statements

for the year ended 31 December 2017